RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)					1 Months Ended	2 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 12, 2020	Feb. 13, 2020	Feb. 12, 2020	Dec. 06, 2019	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2020
Stock issued during period, value, new issues							$ 25,000
Weighted average number of shares, common stock subject to repurchase or cancellation						2,500,000					2,500,000
Share price						$ 18.00	$ 18.00	$ 18.00	$ 18.00		$ 18.00
Notes payable, related parties								$ 334,600	$ 334,600
Management fee expense		$ 50,000				$ 50,000
Debt conversion, original debt, amount						$ 1,500,000			$ 1,500,000
Conversion price						$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Initial public offering cost			$ 600,000	$ 300,000
Proceeds from related party loan						$ 125,000			$ 209,600
Over-allotment option
Stock issued during period, shares, new issues						110,000,000			10,000,000
Related Party Loan
Related party transaction, selling, general and administrative expenses from transactions with related party								$ 150,000	$ 379,310
Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation						2,500,000			2,500,000
Equity method investment, ownership percentage						20.00%	20.00%	20.00%	20.00%		20.00%
Sponsor | Over-allotment option
Weighted average number of shares, common stock subject to repurchase or cancellation									2,500,000
Sponsor | Subsequent Event | Promissory Note
Proceeds from related party loan										$ 209,000
Klein Group, LLC | Advisory Fee [Member]
Transaction fee									$ 15,000,000
Placement fee									$ 15,500,000
Promissory Note with Related Party
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Maximum Loans Convertible Into Warrants	$ 1,500,000
Price of warrants (in dollars per share)	$ 1.00
Proceeds from related party loan	$ 1,500,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	1,500,000
Class A common stock
Stock issued during period, shares, new issues					2,050,000
Common stock, shares, issued						0	0	4,996,140	4,996,140		0	667,461,269
Common stock, shares, outstanding						0	0	4,996,140	4,996,140		0	667,461,269
Share price								$ 12.00	$ 12.00
Class B Common Stock
Stock issued during period, shares, new issues				17,250,000
Stock issued during period, value, new issues				$ 25,000
Effected common stock dividend share		0.1957
Common stock, shares, issued		27,500,000				27,500,000	27,500,000	27,500,000	27,500,000		27,500,000
Common stock, shares, outstanding		27,500,000				27,500,000	27,500,000	27,500,000	27,500,000		27,500,000
Weighted average number of shares, common stock subject to repurchase or cancellation						2,500,000
Class B Common Stock | Subsequent Event
Effected common stock dividend share		1
Common stock, shares, issued		27,500,000
Common stock, shares, outstanding		27,500,000